Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss) for the year		$ 132	$ (3,460)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization and depreciation		70	93
Stock-based compensation		615	549
Impairment of right-of-use assets and leasehold improvements		38	84
Provision for transaction and loan losses		80	74
Deferred income tax recovery		(1)	(187)
Revenue related to non-cash consideration		(158)	(121)
Impairment on sales of Shopify's logistics businesses		1,340	0
Net (gain) loss on equity and other investments		(1,419)	2,919
Net loss on equity method investment		58	0
Unrealized foreign exchange (gain) loss		(6)	12
Changes in operating assets and liabilities:
Trade and other receivables		(98)	(105)
Merchant cash advances and related receivables, net		214	(23)
Other current assets		(50)	(31)
Accounts payable and accrued liabilities		69	28
Deferred revenue	[1]	60	32
Net cash provided by (used in) operating activities		944	(136)
Cash flows from investing activities
Purchases of property and equipment		(39)	(50)
Purchases of marketable securities		(5,841)	(5,011)
Maturities of marketable securities		5,590	6,890
Purchases and originations of loans		(1,861)	(526)
Repayments of loans		1,338	367
Purchases of equity and other investments		(364)	(635)
Acquisition of businesses, net of cash acquired		(31)	(1,754)
Other		(36)	0
Net cash used in investing activities		(1,244)	(719)
Cash flows from financing activities
Proceeds from the exercise of stock options		60	18
Net cash provided by financing activities		60	18
Effect of foreign exchange on cash and cash equivalents		4	(17)
Net decrease in cash and cash equivalents		(236)	(854)
Cash and cash equivalents – Beginning of Year		1,649	2,503
Cash and cash equivalents – End of Year		1,413	1,649
Supplemental cash flow information:
Cash paid for income taxes, net		50	27
Cash paid for interest		$ 1	$ 1

[1]	Comparative figures have been reclassified in order to conform to the current period presentation.